Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases
The Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have lease terms of one to 15 years, with options to extend on certain leases for terms up to 5 years.
a) Lease expenses and (income)

Year ended December 31,	2019
Short-term lease expense	$36,179
Operating lease expense	4,435
Operating lease income	(3,074)

During the year ended December 31, 2019, depreciation of equipment under finance leases (formerly capital lease obligations at December 31, 2018) was $26,416 (December 31, 2018 - $25,995).
The Company generates operating lease income from the sublease of certain office facilities.
b) Supplemental balance sheet information

December 31, 2019
Net book value of property, plant and equipment under finance leases	$139,140
Weighted-average remaining lease term (in years):
Finance leases	3.1
Operating leases	8.3
Weighted-average discount rate:
Finance leases	3.94%
Operating leases	4.80%

c) Maturity analysis
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2019 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2020	$31,657	$4,714	$3,052
2021	23,151	4,679	3,052
2022	16,522	3,683	2,150
2023	8,064	2,199	999
2024 and thereafter	1,848	11,353	—
Total minimum lease payments	$81,242	$26,628	$9,253
Less: amount representing interest	(4,964)	(5,119)
Carrying amount of minimum lease payments	$76,278	$21,509
Less: current portion of leases	(29,206)	(3,799)
	$47,072	$17,710

Leases
Leases
The Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have lease terms of one to 15 years, with options to extend on certain leases for terms up to 5 years.
a) Lease expenses and (income)

Year ended December 31,	2019
Short-term lease expense	$36,179
Operating lease expense	4,435
Operating lease income	(3,074)

During the year ended December 31, 2019, depreciation of equipment under finance leases (formerly capital lease obligations at December 31, 2018) was $26,416 (December 31, 2018 - $25,995).
The Company generates operating lease income from the sublease of certain office facilities.
b) Supplemental balance sheet information

December 31, 2019
Net book value of property, plant and equipment under finance leases	$139,140
Weighted-average remaining lease term (in years):
Finance leases	3.1
Operating leases	8.3
Weighted-average discount rate:
Finance leases	3.94%
Operating leases	4.80%

c) Maturity analysis
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2019 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2020	$31,657	$4,714	$3,052
2021	23,151	4,679	3,052
2022	16,522	3,683	2,150
2023	8,064	2,199	999
2024 and thereafter	1,848	11,353	—
Total minimum lease payments	$81,242	$26,628	$9,253
Less: amount representing interest	(4,964)	(5,119)
Carrying amount of minimum lease payments	$76,278	$21,509
Less: current portion of leases	(29,206)	(3,799)
	$47,072	$17,710